PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

9.	PROPERTY, PLANT AND EQUIPMENT

During the six months ended 30 June 2023, the Group acquired assets at a cost of CNY6 (US$1) (six months ended 30 June 2022: CNY6).

None of assets were disposed by the Group during the six months ended 30 June 2023 (six months ended 30 June 2022: CNY3).

No impairment loss was recognized for the six months ended 30 June 2023 and 2022.